TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Liabilities	As of December 31, 2020 and 2019, the Company’s deferred taxes were in respect of the following:

	December 31,
	2020	2019

Carry forward tax losses	$81.5	$76.2
Employee stock based compensation	27.6	25.9
Deferred revenues	10.5	26.3
Other	39.1	41.2

Deferred tax assets before valuation allowance	158.7	169.6
Valuation allowance – mainly in respect to carryforward losses	(59.2)	(57.7)

Deferred tax asset	99.5	111.9

Intangible assets	(21.0)	(16.9)
Undistributed earnings of subsidiary	(9.9)	(9.9)
Other	(14.2)	(10.2)

Deferred tax liability	(45.1)	(37.0)

Deferred tax asset, net	$54.4	$74.9

*) As of December 31, 2020 and 2019 unrecognized tax benefit in the amounts of $20.0 and $19.6 was presented net from deferred tax asset.
Schedule of Income Before Taxes
d.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019	2018

Domestic	$896.8	$881.1	$902.3
Foreign	74.0	81.3	76.6

	$970.8	$962.4	$978.9

Components of Income Tax Expense
e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2020	2019	2018

Domestic taxes:
Current	$112.0	$111.9	$120.9
Deferred	0.8	2.0	11.1

	112.8	113.9	132.0

Foreign taxes:
Current	1.7	15.3	19.9
Deferred	9.7	7.5	5.7

	11.4	22.8	25.6

Taxes on income	$124.2	$136.7	$157.6

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31 ,
	2020			2019

Beginning balance		$412.9		$375.1
Increases related to tax positions taken during prior years		49.4		43.2
Decreases related to statute of limitations		(72.8)		(62.7)
Increases related to tax positions taken during the current year		53.3		57.3

Ending balance	$	*)442.8	$	*)412.9

*) As of December 31, 2020 and 2019 unrecognized tax benefit in the amounts of

$20.0 and $19.6 was presented net from deferred tax asset.

Schedule of Effective Income Tax Reconciliation
g.	Reconciliation of the theoretical tax expenses:
Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2020	2019		2018

Income before taxes as reported in the statements of income	$970.8	$962.4		$978.9

Statutory tax rate in Israel	23%	23%		23%

Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(11%)	(11	% )	(9	% )
Others, net	1%	2%		2%

Effective tax rate	13%	14%		16%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.73	$0.66		$0.57

*) Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.72	$0.65		$0.56